ACQUISITION DEPOSITS (Details) - USD ($)	Mar. 31, 2023	May 19, 2022	Mar. 31, 2022
Business Acquisition [Line Items]
Total acquisition deposits	$ 760,000	$ 500,000	$ 7,364,241
Toronto High School [Member]
Business Acquisition [Line Items]
Total acquisition deposits	128,048		128,048
Moatfiled Toronto [Member]
Business Acquisition [Line Items]
Total acquisition deposits			7,236,193
Olympic University License [Member]
Business Acquisition [Line Items]
Total acquisition deposits	350,000
New York [Member]
Business Acquisition [Line Items]
Total acquisition deposits	$ 410,000